Accrued And Other Current Liabilities, And Other Long-Term Liabilities (Schedule Of Accrued And Other Current Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued and Other Current Liabilities [Line Items]
Accrued royalties payable	$ 73.3	$ 63.3
Payroll and related taxes	32.5	40.9
Accrued rebates	31.7	22.6
Sales and marketing accruals	23.4	22.0
Clinical trial accruals	15.2	13.8
Accrued interest	11.4	18.3
Restructuring accruals	9.7	12.9
Deferred rent	1.9	3.5
Litigation accruals	0.7	207.0
Deferred revenue	0.3	1.0
Transition Therapeutics payment		9.0
Other accruals	29.8	28.2
Total accrued and other current liabilities	229.9	442.5
Zonegran [Member]
Accrued and Other Current Liabilities [Line Items]
Litigation accruals		$ 206.3